financial instruments	12 Months Ended
Dec. 31, 2024
financial instruments
financial instruments
4	financial instruments
(a)	Risks – overview

Our financial instruments, their accounting classification and the nature of certain risks to which they may be exposed are set out in the following table.

Risks
	Accounting			Market risks (g)
Financial instrument	classification	Credit (b)	Liquidity (c)	Currency (d)	Interest rate (e)	Other price (f)
Measured at amortized cost
Accounts receivable	AC [1]	X		X
Contract assets	AC [1]	X
Construction credit facilities advances to real estate joint venture	AC [1]				X
Short-term borrowings	AC [1]		X	X	X
Accounts payable	AC [1]		X	X
Provisions (including restructuring accounts payable)	AC [1]		X	X		X
Long-term debt	AC [1]		X	X	X
Measured at fair value
Cash and temporary investments	FVTPL [2]	X		X	X
Long-term investments (not subject to significant influence) [3]	FVTPL/FVOCI [3]			X		X
Foreign exchange derivatives [4]	FVTPL [2]	X	X	X
Virtual power purchase agreements [4]	FVTPL [2,5]					X

1	For accounting recognition and measurement purposes, classified as amortized cost (AC).
2	For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portions of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income.
3	Long-term investments over which we do not have significant influence are measured at fair value if those fair values can be reliably measured. For accounting recognition and measurement purposes, on an investment-by-investment basis, long-term investments are classified as either fair value through net income or fair value through other comprehensive income (FVOCI).
4	Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the creditworthiness of the transaction counterparties.

Derivatives that are part of an established and documented cash flow hedging relationship are accounted for as held for hedging. We believe that classification as held for hedging results in a better matching of the change in the fair value of the derivative financial instrument with the risk exposure being hedged.

For hedges of anticipated transactions, hedge gains/losses are included with the related expenditure and are expensed when the transaction is recognized in our results of operations. We have selected this method as we believe that it results in a better matching of the hedge gains/losses with the risk exposure being hedged.

Derivatives that are not part of a documented cash flow hedging relationship are accounted for as held for trading and thus are measured at fair value through net income.

5	Accounting classification is subject to future change due to consideration necessary of December 2024 issue of Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7, as set out in Note 2(b).

Derivative financial instruments

We apply hedge accounting to financial instruments used to establish hedge accounting relationships for U.S. dollar-denominated transactions. We believe that our use of derivative financial instruments for hedging or arbitrage assists us in managing our financing costs and/or reducing the uncertainty associated with our financing or other business activities. Uncertainty associated with currency risk and other price risk is reduced through our use of foreign exchange derivatives that effectively swap floating rates for fixed rates. When entering into derivative financial instrument contracts, we seek to align the cash flow timing of the hedging items with that of the hedged items. The effects of this risk management strategy and its application are set out in (i) following.

(b)	Credit risk

Excluding credit risk, if any, arising from currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is set out in the following table.

As at December 31 (millions)	2024	2023
Cash and temporary investments, net	$869	$864
Accounts receivable	4,319	4,234
Contract assets	790	748
Derivative assets	178	215
	$6,156	$6,061

Cash and temporary investments, net

Credit risk associated with cash and temporary investments is managed by ensuring that these financial assets are placed with: governments; major financial institutions that have been accorded strong investment grade ratings by a primary rating agency; and/or other creditworthy counterparties. An ongoing review evaluates changes in the status of counterparties.

Accounts receivable

Credit risk associated with accounts receivable is inherently managed through the size and diversity of our large customer base, which encompasses substantially all consumer and business sectors in Canada. A program of credit evaluations of customers is followed and the amount of credit extended is limited when we deem it to be necessary. Accounts are considered to be past due (in default) when customers have failed to make the contractually required payments when due, which is generally within 30 days of the billing date. Any late payment charges are levied at an industry-based market rate or a negotiated rate on outstanding non-current customer account balances.

Customer accounts receivable, net of allowance for doubtful accounts
As at December 31 (millions)	Note	Gross	Allowance	Net [1]
2024
Less than 30 days past billing date		$975	$(20)	$955
30-60 days past billing date		504	(18)	486
61-90 days past billing date		147	(20)	127
More than 90 days past billing date		202	(42)	160
Unbilled customer finance receivables		1,661	(34)	1,627
		$3,489	$(134)	$3,355
Current [2]	6(b)	$2,844	$(119)	$2,725
Non-current [3]	20	645	(15)	630
		$3,489	$(134)	$3,355

2023
Less than 30 days past billing date		$1,077	$(14)	$1,063
30-60 days past billing date		550	(14)	536
61-90 days past billing date		139	(17)	122
More than 90 days past billing date		193	(36)	157
Unbilled customer finance receivables		1,630	(36)	1,594
		$3,589	$(117)	$3,472
Current [2]	6(b)	$2,938	$(103)	$2,835
Non-current [3]	20	651	(14)	637
		$3,589	$(117)	$3,472

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).
2	Presented in the Consolidated statements of financial position as Accounts receivable.
3	Presented in the Consolidated statements of financial position as Other long-term assets.

We maintain allowances for lifetime expected credit losses related to doubtful accounts. Factors considered when determining allowances for past-due accounts include: current economic conditions (including forward-looking macroeconomic data); historical information (including credit agency reports, if available); reasons for the accounts being past due; and the line of business from which the customer accounts receivable originated. These factors are also considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable. The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable balances above a specific threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable are written off directly to the doubtful accounts expense; the doubtful accounts expense is included in the Consolidated statements of income and other comprehensive income as Goods and services purchased.

The following table presents a summary of the activity related to our allowance for doubtful accounts.

Years ended December 31 (millions)	2024	2023
Balance, beginning of period	$117	$109
Additions (doubtful accounts expense)	173	110
Accounts written off [1] less than recoveries	(160)	(109)
Other	4	7
Balance, end of period	$134	$117

1	For the year ended December 31, 2024, accounts that were written off but were still subject to enforcement activity totalled $254 (2023 – $180).

Contract assets

Credit risk associated with contract assets is inherently managed through the size and diversity of our large customer base, which encompasses substantially all consumer and business sectors in Canada. A program of credit evaluations of customers is followed and the amount of credit extended is limited when we deem it to be necessary.

Contract assets, net of impairment allowance
As at December 31 (millions)	Gross	Allowance	Net (Note 6(c))
2024
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$634	$(20)	$614
The 12-month period ending two years hence	287	(9)	278
Thereafter	48	(1)	47
	$969	$(30)	$939

2023
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$616	$(21)	$595
The 12-month period ending two years hence	259	(9)	250
Thereafter	54	(1)	53
	$929	$(31)	$898

We maintain allowances for lifetime expected credit losses related to contract assets. Factors considered when determining allowances include: current economic conditions; historical information (including credit agency reports, if available); and the line of business from which the contract assets originated. These same factors are considered when determining whether to write off amounts charged to the impairment allowance for contract assets against contract assets.

Derivative assets (and derivative liabilities)

Counterparties to our material foreign exchange derivatives are major financial institutions that have been accorded investment grade ratings by a primary credit rating agency. Credit exposure to any single financial institution is limited and counterparties’ credit ratings are monitored. We do not give or receive collateral on swap agreements and hedging items due to our credit rating and those of our counterparties. While we are exposed to the risk of credit losses due to the potential non-performance of our counterparties, we consider this risk remote. Our derivative liabilities do not have credit risk-related contingent features.

(c)	Liquidity risk

As a component of our capital structure financial policies, discussed further in Note 3, we manage liquidity risk by:

●	maintaining a daily cash pooling process that enables us to manage our available liquidity and our liquidity requirements according to our actual needs;
●	maintaining a short-term borrowing agreement associated with trade receivables and unbilled customer finance receivables (Note 22), bilateral bank facilities (Note 22), a supply chain financing program (Note 23), a commercial paper program (Note 26(c)) and syndicated credit facilities (Note 26(d), (f));
●	maintaining in-effect shelf prospectuses;
●	continuously monitoring forecast and actual cash flows; and
●	managing maturity profiles of financial assets and financial liabilities.

Our debt maturities in future years are disclosed in Note 26(i). As at December 31, 2024, unchanged from December 31, 2023, TELUS Corporation could offer an unlimited amount of securities in Canada, and US$3.5 billion of securities in the United States, qualified pursuant to a Canadian shelf prospectus effective until September 2026 (2023 –September 2024). We believe our investment grade credit ratings contribute to reasonable access to capital markets. TELUS International (Cda) Inc. has a Canadian shelf prospectus effective until June 2026 (2023 – May 2024) under which an unlimited amount of debt or equity securities could be offered.

We closely match the contractual maturities of our derivative financial liabilities with those of the risk exposures they are being used to manage.

The expected maturities of our undiscounted financial liabilities do not differ significantly from the contractual maturities, other than as noted below. The contractual maturities of our undiscounted financial liabilities, including interest thereon (where applicable), are set out in the accompanying tables.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged		amounts to be exchanged [3]
As at December 31, 2024 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	(Receive)	Pay	Total
2025	$3,228	$40	$3,629	$837	$(1,670)	$1,601	$(707)	$685	$7,643
2026	233	40	2,544	700	(234)	207	—	—	3,490
2027	103	942	2,677	550	(1,802)	1,654	—	—	4,124
2028	64	—	4,234	349	(617)	585	—	—	4,615
2029	8	—	2,141	249	(125)	116	—	—	2,389
2030-2034	9	—	10,825	484	(1,808)	1,617	—	—	11,127
Thereafter	—	—	11,902	408	(2,942)	2,662	—	—	12,030
Total	$3,645	$1,022	$37,952	$3,577	$(9,198)	$8,442	$(707)	$685	$45,418
Total (Note 26(i))						$40,773

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, foreign exchange rates in effect as at December 31, 2024.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged			amounts to be exchanged
As at December 31, 2023 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	Other	(Receive)	Pay	Total
2024	$3,126	$111	$4,408	$685	$(1,271)	$1,267	$—	$(572)	$578	$8,332
2025	164	—	2,027	547	(219)	207	1	—	—	2,727
2026	93	—	2,378	416	(215)	206	1	—	—	2,879
2027	152	—	2,383	331	(1,657)	1,653	1	—	—	2,863
2028	43	—	3,388	202	(567)	576	—	—	—	3,642
2029-2033	—	—	10,092	503	(1,702)	1,662	—	—	—	10,555
Thereafter	—	—	12,018	323	(2,778)	2,734	—	—	—	12,297
Total	$3,578	$111	$36,694	$3,007	$(8,409)	$8,305	$3	$(572)	$578	$43,295

			Total			$39,597

1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, foreign exchange rates in effect as at December 31, 2023.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at December 31, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

(d)Currency risk

Our functional currency is the Canadian dollar, but certain routine revenues and operating costs are denominated in U.S. dollars and certain inventory purchases and capital asset acquisitions are sourced internationally. The U.S. dollar is the only foreign currency to which we have significant exposure as at the statement of financial position date.

Our currency risk management includes the use of foreign currency forward contracts and currency options to fix the exchange rates on a varying percentage, typically in the range of 50% to 75%, of our domestic short-term U.S. dollar-denominated transactions and commitments, all U.S. dollar - denominated short - term securitization agreement borrowings and all U.S. dollar-denominated commercial paper. Other than in respect of U.S. dollar-denominated short - term securitization agreement borrowings and U.S. dollar - denominated commercial paper, we designate only the spot element of these instruments as the hedging item, as the forward element is wholly immaterial; in respect of U.S. dollar-denominated short - term securitization agreement borrowings and U.S. dollar - denominated commercial paper, we designate the forward rate.

As discussed further in Note 26(b) and Note 26(f), we are also exposed to currency risk in that the fair values or future cash flows of our U.S. Dollar Notes and our TELUS International (Cda) Inc. credit facility U.S. dollar borrowings could fluctuate because of changes in foreign exchange rates. Currency hedging relationships have been established for the related semi-annual interest payments and the principal payment at maturity in respect of the U.S. Dollar Notes; we designate only the spot element of these instruments as the hedging item, as the forward element is wholly immaterial. As the functional currency of our TELUS International (Cda) Inc. subsidiary is the U.S. dollar, changes in foreign exchange rates affecting its borrowings are reflected as a foreign currency translation adjustment within other comprehensive income.

(e)	Interest rate risk

Changes in market interest rates affect the fair values or future cash flows of temporary investments, construction credit facility advances made to the real estate joint venture, short-term obligations, long-term debt and interest rate swap derivatives.

When we have temporary investments, they have short maturities and fixed interest rates and, as a result, their fair values will fluctuate with changes in market interest rates; absent monetization before maturity, the related future cash flows will not change due to changes in market interest rates.

We could be exposed to interest rate risk if the balance of temporary investments or short-term investments included dividend-paying equity instruments.

Due to the short-term nature of the applicable rates of interest charged, the fair value of the construction credit facility advances made to the real estate joint venture were not materially affected by changes in market interest rates; the associated cash flows representing interest payments would not be affected until such advances were repaid.

As short-term obligations arising from bilateral bank facilities, which typically have variable interest rates, are rarely outstanding for periods that exceed one calendar week, interest rate risk associated with this item is not material.

Borrowings arising from the arm’s-length securitization trust are fixed-rate debts. Due to the short maturities of these borrowings, interest rate risk associated with this item is not material.

All of our currently outstanding long-term debt is fixed-rate debt, except commercial paper and amounts drawn on our credit facilities (Note 26(c)-(d), (f)). The fair value of fixed-rate debt changes with market interest rates; absent early redemption and/or, if applicable, absent an increase in the interest rate for sustainability-linked notes if a sustainability performance target verification assurance certificate has not been obtained (Note 26(b)), the related future cash flows will not change. Due to the short maturities of commercial paper, its fair value is not materially affected by changes in market interest rates, but the associated cash flows representing interest payments may be affected if commercial paper is rolled over.

Amounts drawn on our short-term and long-term credit facilities will be affected by changes in market interest rates in a manner similar to commercial paper.

(f)	Other price risks

Virtual power purchase agreements

We have entered into virtual power purchase agreements with renewable energy projects that develop and operate solar and wind power generating facilities as part of our commitment to reduce our carbon footprint. The fair value of these agreements’ forward elements and their associated future cash flows will vary depending upon actual and estimated changes in the electricity spot prices and the amount of nature-dependent electricity to be produced in the future under each agreement, referenced in the underlying cash-settled contracts for differences.

Long-term investments

We are exposed to equity price risk arising from investments classified as fair value through other comprehensive income. Such investments are held for strategic purposes rather than for trading.

(g)	Market risks

Net income and other comprehensive income for the years ended December 31, 2024 and 2023, could have varied if the Canadian dollar: U.S. dollar exchange rate, the U.S. dollar: European euro exchange rate, market interest rates and virtual power purchase agreement forward element valuation varied by reasonably possible amounts from their actual statement of financial position date amounts.

Our sensitivity analysis for currency risk exposure has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. We used the U.S. dollar-denominated and European euro-denominated balances and the notional amounts of our derivative financial instruments as at the relevant statement of financial position dates in these calculations.

The sensitivity analysis of our exposure to interest rate risk has been determined based upon a hypothetical change taking place at the beginning of the relevant fiscal year and being held constant through to the statement of financial position date. We used the principal and notional amounts as at the relevant statement of financial position dates in these calculations.

The sensitivity analysis of our exposure to wind discount risk and solar premium risk is based upon a hypothetical change taking place at the relevant statement of financial position date. The notional amounts of the virtual power purchase agreements as at the relevant statement of financial position dates have been used in these calculations.

In the sensitivity analysis, we reflected income tax expense on a net basis, calculated using the applicable statutory income tax rates for the reporting periods.

	Net income		Other comprehensive income		Comprehensive income
Years ended December 31 (increase (decrease) in millions)	2024	2023	2024	2023	2024	2023
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(7)	$(6)	$112	$110	$105	$104
Canadian dollar depreciates	$7	$6	$(112)	$(110)	$(105)	$(104)
10% change in US$: € exchange rate
U.S. dollar appreciates	$13	$12	$(72)	$(68)	$(59)	$(56)
U.S. dollar depreciates	$(13)	$(12)	$72	$68	$59	$56
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(6)	$(9)	$76	$79	$70	$70
U.S. interest rate	$—	$—	$(62)	$(72)	$(62)	$(72)
Combined	$(6)	$(9)	$14	$7	$8	$(2)
Interest rates decrease
Canadian interest rate	$6	$9	$(79)	$(82)	$(73)	$(73)
U.S. interest rate	$—	$—	$65	$75	$65	$75
Combined	$6	$9	$(14)	$(7)	$(8)	$2
20 basis point change in wind discount
Wind discount increases	$(24)	$(43)	$—	$—	$(24)	$(43)
Wind discount decreases	$24	$43	$—	$—	$24	$43
20 basis point change in solar premium
Solar premium increases	$14	$26	$—	$—	$14	$26
Solar premium decreases	$(14)	$(26)	$—	$—	$(14)	$(26)

1

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates and market interest rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

(h)	Fair values

General

The carrying values of cash and temporary investments, accounts receivable, short-term obligations, short-term borrowings, accounts payable and certain provisions (including restructuring provisions) approximate their fair values due to their immediate or short-term maturity. The fair values are determined directly by reference to quoted market prices in active markets.

The fair values of our investment financial assets are based on quoted market prices in active markets or other clear and objective evidence of fair value.

The fair value of our long-term debt, excluding leases, is based on quoted market prices in active markets.

For derivative financial instruments used to manage our exposure to currency risk, we estimated their fair values based on either quoted market prices in active markets for the same or similar financial instruments or the current rates offered to us for financial instruments of the same maturity, as well as discounted future cash flows determined using current rates for similar financial instruments of similar maturities subject to similar risks (such fair value estimates being largely based on the Canadian dollar: U.S. dollar forward exchange rate as at the statements of financial position dates). The fair values of the derivative financial instruments we use to manage our exposure to price risk associated with the purchase of nature-dependent electricity are currently estimated using a discounted cash flow approach and are based on industry-standard forecasts from EDC Associates Ltd. utilizing observable market data. The significant unobservable inputs used in the fair value measurement of the Level 3 derivative financial instruments were wind discount, reflecting 76% (2023 – 77)% of the electrical power pool price, and solar premium, reflecting 108% (2023 – 125)% of the electrical power pool price.

Derivative

The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are set out in the following table.

As at December 31 ($ in millions except price or rate)		2024				2023
		Maximum	Notional	Fair value [1] and	Price or	Maximum	Notional	Fair value [1] and	Price or
	Designation	maturity date	amount	carrying value	rate	maturity date	amount	carrying value	rate
Current derivative assets [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2025	$43	$—	US$1.00: ₱58	2024	$111	$2	US$1.00: ₱56
U.S. dollar-denominated transactions	HFT [4]	2025	$72	1	US$1.00: C$1.43	—	$—	—	—
U.S. dollar-denominated purchases	HFH [3]	2025	$410	20	US$1.00: C$1.36	2024	$47	—	US$1.00: C$1.31
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2025	$1,201	31	US$1.00: C$1.40	2024	$118	1	US$1.00: C$1.31
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	2028	$46	13	€1.00: US$1.09	2027	$45	17	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	2028	$12	—	3.5%	2024	$11	2	3.5%
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	—	—	—	—	2047	0.4 TWh [8]	14	$30.60/ MWh [8]
				$65				$36
Other long-term assets [2] (Note 20)
Derivatives used to manage currency risk associated with U.S. dollar-denominated long-term debt [6] (Note 26(b))	HFH [3]	2032	$3,069	$86	US$1.00: C$1.32	—	$—	$—	—
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	2028	$557	24	€1.00: US$1.09	—	$—	—	—
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	2028	$211	3	3.5%	—	$—	—	—
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	—	—	—	—	2047	6.9 TWh [8]	179	$39.52/ MWh [8]
				$113				$179
Current derivative liabilities [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2025	$129	$3	US$1.00: ₱57	2024	$18	$—	US$1.00: ₱55
U.S. dollar-denominated purchases	HFH [3]	2025	$30	—	US$1.00: C$1.42	2024	$401	7	US$1.00: C$1.34
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2025	$1,117	2	US$1.00: C$1.44	2024	$943	18	US$1.00: C$1.35
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	2047	0.4 TWh [8]	6	$31.76/MWh [8]	—	$—	—	—
				$11				$25
Other long-term liabilities [2] (Note 27)
Derivatives used to manage currency risk associated with U.S. dollar-denominated long-term debt [6] (Note 26(c))	HFH [3]	2049	$3,378	$86	US$1.00: C$1.30	2049	$6,610	$176	US$1.00: C$1.31
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	—	$—	—	—	2027	$591	13	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	—	$—	—	—	2028	$205	2	3.6%
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	2047	6.5 TWh [8]	32	$40.49/MWh [8]	—	$—	—	—
				$118				$191

1

Fair value measured at the reporting date using significant other observable inputs (Level 2), except the fair value of virtual power purchase agreements (which we use to manage the price risk associated with the purchase of electrical power), which is measured at the reporting date using significant unobservable inputs (Level 3). Changes in the fair value of derivative financial instruments classified as Level 3 in the fair value hierarchy were as follows:

Years ended December 31	2024	2023
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes	$(231)	$—
Balance, beginning of period - asset (liability)	193	193
Balance, end of period - asset (liability)	$(38)	$193

2	Caption reflects line item where derivative financial instruments are presented in the Consolidated statements of financial position. Derivative financial assets and liabilities are not set off.
3

Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5

Designated as a hedge of a net investment in a foreign operation; hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

6

We designate only the spot element as the hedging item. As at December 31, 2024, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $(22) (2023 – $163).

7

We designate only the spot element as the hedging item. As at December 31, 2024, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $2 (2023 – $3).

8	Terawatt hours (TWh) are 1x10[9] kilowatt hours and megawatt hours (MWh) are 1x10[3] kilowatt hours.

Non-derivative

Our long-term debt, which is measured at amortized cost, and the fair value thereof, are set out in the following table.

As at December 31 (millions)	2024		2023
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$25,972	$25,285	$24,735	$23,853

(i)	Recognition of derivative gains and losses

The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.

Credit risk associated with such derivative instruments, as discussed further in (b), would be the primary source of hedge ineffectiveness. There was no ineffective portion of the derivative instruments classified as cash flow hedging items for the periods presented.

	Amount of gain (loss)
	recognized in other		Gain (loss) reclassified from other comprehensive
	comprehensive income		income to income (effective portion) (Note 11)
	(effective portion) (Note 11)			Amount
Years ended December 31 (millions)	2024	2023	Location	2024	2023
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$34	$(7)	Goods and services purchased	$9	$17
U.S. dollar-denominated debt [1] Notes 22,26(b)-(c)	266	(222)	Financing costs	470	(108)
Net investment in a foreign operation [2]	55	(32)	Financing costs	22	7
	355	(261)		501	(84)
Derivatives used to manage other market risks
Other	6	(3)	Financing costs	4	(4)
	$361	$(264)		$505	$(88)

1

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the year ended December 31, 2024, totalled $(185) (2023 – $40).

2

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the year ended December 31, 2024, totalled $(1) (2023 – $2).

The following table sets out the gains and losses included in Financing costs in the Consolidated statements of income and other comprehensive income that arise from derivative instruments that are classified as held for trading and that are not designated as being in a hedging relationship.

	Gain (loss) on derivatives recognized in income
Years ended December 31 (millions)	2024	2023
Derivatives used to manage currency risk	$(6)	$5
Unrealized changes in virtual power purchase agreements forward element	$(231)	$—